Acquisition of the Oriental VIP Room (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenues	$ 233,822,859	$ 236,850,159	$ 236,300,623
Expenses	(232,982,225)	(219,016,868)	(181,348,081)
Net Income Attributable To Oriental VIP Room	(60,077,935)	5,387,502	70,119,242
VIP Room [Member]
Revenue from External Customer [Line Items]
Revenues		9,511,291
Expenses		(10,477,592)
Net Income Attributable To Oriental VIP Room		$ (966,301)